Condensed Consolidated Statements of Changes in Stockholders' Deficiency (USD $)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended						24 Months Ended	70 Months Ended
	Dec. 31, 2006	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Shares issued for Rophe Acquisition										$ 765,300					$ 765,300
Shares issued for Rophe Acquisition (in Shares)										6,000,000
Issuance of common shares, value	50					1,791,604		718,694	170,050	15,000		172,625		1,150,848.15
Issuance of common shares, shares (in Shares)			23,016,963			23,016,963							15,000,000	23,016,963
Issuance of units, consisting of common shares and common share warrants									395,000
Issuance of units, consisting of common shares and common share warrants (in Shares)									1,580,000
Stock based compensation, value						4,678,813	2,769,510	3,125,000	3,375,000	7,500				2,420,150	5,943,515
Shares issued for services, value						350,000	40,000	70,000	224,959						60,427
Shares issued for services, shares (in Shares)			3,000,000			5,000,000		4,000,000
Settlement of accounts payable by common shares						60,427
Settlement of accounts payable by common shares (in Shares)			1,193,381			1,193,381		883,334
Settlement of compensation to past officer						60,000
Settlement of compensation to past officer (in Shares)						500,000
Commitment shares held in trust by Kodiak						100,000
Commitment shares held in trust by Kodiak (in Shares)						115,641,114				150,000
Net loss	(18,500)	(658,973)		(5,337,700)	(3,662,252)	(1,713,771)	(4,819,760)	(5,337,700)	(3,662,252)	(440,374)	(65,770)	(232,602)			(11,470,969)
Balance, value			(893,545)			(893,545)	481,027	481,027	203,229	(144,197)	(78,427)	(18,450)		203,229
Balance, shares (in Shares)			113,072,632			113,072,632	39,085,166	39,085,166
Balance, value	(18,450)	4,433,528		(893,545)	481,027	4,433,528		(893,545)	481,027	203,229	(144,197)	(78,427)	(18,450)	(893,545)	4,433,528
Balance, shares (in Shares)		274,089,203		113,072,632	39,085,166	274,089,203		113,072,632	39,085,166					113,072,632	274,089,203
Common Stock [Member]
Shares issued for Rophe Acquisition										60
Shares issued for Rophe Acquisition (in Shares)										6,000,000
Issuance of common shares, value	150					358		136	12	2		17
Issuance of common shares, shares (in Shares)	15,000,000					35,832,076		13,604,132	1,133,664	150,000		1,721,502
Issuance of units, consisting of common shares and common share warrants									16
Issuance of units, consisting of common shares and common share warrants (in Shares)									1,580,000
Stock based compensation, value						1,168		585	135
Stock based compensation, shares (in Shares)						116,834,495		58,500,000	13,500,000
Shares issued for services, value						50		10
Shares issued for services, shares (in Shares)						5,000,000		1,000,000
Settlement of accounts payable by common shares						9
Settlement of accounts payable by common shares (in Shares)						850,000
Settlement of compensation to past officer						5
Settlement of compensation to past officer (in Shares)						500,000
Commitment shares held in trust by Kodiak						20
Commitment shares held in trust by Kodiak (in Shares)						2,000,000
Balance, value			1,131			1,131	392	392	229	167		150		229
Balance, shares (in Shares)			113,072,632			113,072,632	39,085,166	39,085,166	22,871,502	16,721,502		15,000,000		22,871,502
Balance, value	150	2,741		1,131	392	2,741		1,131	392	229		167	150	1,131	2,741
Balance, shares (in Shares)	15,000,000	274,089,203		113,072,632	39,085,166	274,089,203		113,072,632	39,085,166	22,871,502		16,721,502	15,000,000	113,072,632	274,089,203
Additional Paid-in Capital [Member]
Shares issued for Rophe Acquisition										765,240
Issuance of common shares, value	(100)					1,791,246		718,558	170,038	14,998		172,608
Issuance of units, consisting of common shares and common share warrants									394,984
Stock based compensation, value						4,677,645		3,124,415	3,374,865	7,500
Shares issued for services, value						349,950		69,990
Settlement of accounts payable by common shares						60,418
Settlement of compensation to past officer						59,995
Commitment shares held in trust by Kodiak						99,980
Balance, value			8,862,522			8,862,522	4,900,133	4,900,133	960,246	172,508		(100)		960,246
Balance, value	(100)	15,901,756		8,862,522	4,900,133	15,901,756		8,862,522	4,900,133	960,246		172,508	(100)	8,862,522	15,901,756
Accumulated Deficit during Development Stage [Member]
Net loss	(18,500)					(1,713,771)		(5,337,700)	(3,662,252)	(440,374)	(65,770)	(232,602)
Balance, value			(9,757,198)			(9,757,198)	(4,419,498)	(4,419,498)	(757,246)	(316,872)	(251,102)	(18,500)		(757,246)
Balance, value	$ (18,500)	$ (11,470,969)		$ (9,757,198)	$ (4,419,498)	$ (11,470,969)		$ (9,757,198)	$ (4,419,498)	$ (757,246)	$ (316,872)	$ (251,102)	$ (18,500)	$ (9,757,198)	$ (11,470,969)